Income Tax Expenses - Schedule of Reconciliation of Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Reconciliation of Tax Expense [Abstract]
Profit before income taxes	$ 263	$ 3,619	$ 3,989
Tax at statutory tax rate	43	733	671
- Non-deductible expenses	235	67	34
Tax expenses for the year	$ 278	$ 800	$ 705